Chapter 11 - Long Term Debt Maturity (Details) - USD ($) $ in Millions	Sep. 30, 2022	Feb. 23, 2022	Feb. 22, 2022	Dec. 31, 2021	Feb. 10, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Carrying value	$ 982	$ 951		$ 5,545	$ 6,200	$ 5,545
Subsequent Event
Debt Instrument [Line Items]
2022			$ 0
2023			40
2024			40
2025			40
2026 and thereafter			788
Carrying value			$ 908